Customer Trust Funds	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Customer Trust Funds

5. Customer Trust Funds

Overview

In connection with our U.S. and Canadian payroll and tax filing services, we collect funds for payment of payroll and taxes; temporarily hold such funds in trust until payment is due; remit the funds to the clients’ employees and appropriate taxing authority; file federal, state and local tax returns; and handle related regulatory correspondence and amendments. The assets held in trust are intended for the specific purpose of satisfying client fund obligations and, therefore, are not freely available for our general business use.

Our customer trust funds are held and invested with the primary objectives being to ensure adequate liquidity to meet cash flow requirements and to protect the principal balance. In accordance with these objectives, we maintain approximately 46% of customer trust funds in liquidity portfolios with maturities ranging from one to 120 days, consisting of high-quality bank deposits, money market mutual funds, commercial paper, or collateralized short-term investments; and we maintain approximately 54% of customer trust funds in fixed income portfolios with maturities ranging from 120 days to 10 years, consisting of U.S. Treasury and agency securities, Canada government and provincial securities, as well as highly rated asset-backed, mortgage-backed, municipal, corporate and bank securities. To maintain sufficient liquidity in the trust to meet payment obligations, we also have financing arrangements and may pledge fixed income securities for short-term financing.

Financial Statement Presentation

Investment income from invested customer trust funds is a component of our compensation for providing services under agreements with our customers. Investment income from invested customer trust funds included in revenue was $49.6 and $34.2 for the nine months ended September 30, 2018, and 2017, respectively. Investment income includes interest income, realized gains and losses from sales of customer trust funds’ investments, and unrealized credit losses determined to be other-than-temporary.

The amortized cost of customer trust funds as of September 30, 2018, and December 31, 2017, is the original cost of assets acquired. The amortized cost and fair values of investments of customer trust funds available for sale as of September 30, 2018, and December 31, 2017, are as follows:

Investments of Customer Trust Funds at September 30, 2018

	Amortized Cost	Gross Unrealized		Fair Value
		Gain	Loss
Money market securities, investments carried at cost and other cash equivalents	$1,697.9	$—	$—	$1,697.9
Available for sale investments:
U.S. government and agency securities	548.6	—	(19.1)	529.5
Canadian and provincial government securities	414.6	2.1	(2.7)	414.0
Corporate debt securities	513.1	0.2	(6.8)	506.5
Asset-backed securities	249.6	—	(3.6)	246.0
Mortgage-backed securities	9.7	—	(0.3)	9.4
Other securities	14.9	—	(0.2)	14.7

Total available for sale investments	1,750.5	2.3	(32.7)	1,720.1

Invested customer trust funds	3,448.4	$2.3	$(32.7)	3,418.0

Trust receivables	8.6			8.6

Total customer trust funds	$3,457.0			$3,426.6

Investments of Customer Trust Funds at December 31, 2017

	Amortized Cost	Gross Unrealized		Fair Value
		Gain	Loss
Money market securities, investments carried at cost and other cash equivalents	$2,309.3	$—	$—	$2,309.3
Available for sale investments:
U.S. government and agency securities	584.6	0.1	(7.1)	577.6
Canadian and provincial government securities	418.2	6.6	(1.5)	423.3
Corporate debt securities	472.3	0.8	(2.5)	470.6
Asset-backed securities	280.8	—	(1.8)	279.0
Mortgage-backed securities	15.0	—	(0.2)	14.8
Other securities	17.0	—	(0.2)	16.8

Total available for sale investments	1,787.9	7.5	(13.3)	1,782.1

Invested customer trust funds	4,097.2	$7.5	$(13.3)	4,091.4

Trust receivables	8.3			8.3

Total customer trust funds	$4,105.5			$4,099.7

The following represents the gross unrealized losses and the related fair value of the investments of customer trust funds available for sale, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at September 30, 2018.

	Less than 12 months		12 months or more		Total
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
U.S. government and agency securities	$(8.0)	$257.9	$(11.1)	$268.7	$(19.1)	$526.6
Canadian and provincial government securities	(0.9)	86.9	(1.8)	100.8	(2.7)	187.7
Corporate debt securities	(3.7)	271.1	(3.1)	145.9	(6.8)	417.0
Asset-backed securities	(1.1)	97.4	(2.5)	129.8	(3.6)	227.2
Mortgage-backed securities	(a )	1.2	(0.3)	8.0	(0.3)	9.2
Other securities	(0.1)	4.0	(0.1)	10.5	(0.2)	14.5

Total available for sale investments	$(13.8)	$718.5	$(18.9)	$663.7	$(32.7)	$1,382.2

(a)	These investments have been in an unrealized loss position; however, the amount of unrealized loss is less than $0.05.

Management does not believe that any individual unrealized loss as of September 30, 2018, represents an other-than-temporary impairment. The unrealized losses are primarily attributable to changes in interest rates and not to credit deterioration. We currently do not intend to sell or expect to be required to sell the securities before the time required to recover the amortized cost.

The amortized cost and fair value of investment securities available for sale at September 30, 2018, by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or to prepay obligations with or without call or prepayment penalties.

	September 30, 2018
	Cost	Fair Value
Due in one year or less	$2,024.4	$2,023.9
Due in one to three years	565.6	556.5
Due in three to five years	565.5	557.6
Due after five years	292.9	280.0

Invested customer trust funds	$3,448.4	$3,418.0

6. Customer Trust Funds

Overview

In connection with our U.S. and Canadian payroll and tax filing services, we collect funds for payment of payroll and taxes; temporarily hold such funds in trust until payment is due; remit the funds to the clients’ employees and appropriate taxing authority; file federal, state and local tax returns; and handle related regulatory correspondence and amendments. The assets held in trust are intended for the specific purpose of satisfying client fund obligations and therefore are not freely available for our general business use.

Our customer trust funds are held and invested with the primary objectives being to ensure adequate liquidity to meet cash flow requirements and to protect the principal balance. Accordingly, we maintain on average approximately 46% of customer trust funds in liquidity portfolios with maturities ranging from one to 120 days, consisting of high-quality bank deposits, money market mutual funds, commercial paper, or collateralized short-term investments; and we maintain on average approximately 54% of customer trust funds in fixed income portfolios with maturities ranging from 120 days to 10 years, consisting of U.S. Treasury and agency securities, Canada government and provincial securities, as well as highly rated asset-backed, mortgage-backed, municipal, corporate and bank securities. To maintain sufficient liquidity in the trust to meet payment obligations, we also have financing arrangements and may pledge fixed income securities for short-term financing.

Financial Statement Presentation

Investment income from invested customer trust funds constitutes a component of our compensation for providing services under agreements with our customers. Investment income from invested customer trust funds included in revenue amounted to $46.5, $39.1, and $36.9 for the years ended December 31, 2017, 2016, and 2015, respectively. Investment income includes interest income, realized gains and losses from sales of customer trust funds’ investments, and unrealized credit losses determined to be other-than-temporary.

The amortized cost of customer trust funds as of December 31, 2017 and 2016, is comprised of the original cost of assets acquired. The amortized cost and fair values of investments of customer trust funds available for sale at December 31, 2017 and 2016, were as follows:

Investments of Customer Trust Funds at December 31, 2017

	Amortized Cost	Gross Unrealized		Fair Value
		Gain	Loss
Money market securities, investments carried at cost and other cash equivalents	$2,309.3	$—	$—	$2,309.3
Available for sale investments:
U.S. government and agency securities	584.6	0.1	(7.1)	577.6
Canadian and provincial government securities	418.2	6.6	(1.5)	423.3
Corporate debt securities	$472.3	$0.8	$(2.5)	$470.6
Asset-backed securities	280.8	—	(1.8)	279.0
Mortgage-backed securities	15.0	—	(0.2)	14.8
Other securities	17.0	—	(0.2)	16.8

Total available for sale investments	1,787.9	7.5	(13.3)	1,782.1

Invested customer trust funds	4,097.2	$7.5	$(13.3)	4,091.4

Trust receivables	8.3			8.3

Total customer trust funds	$4,105.5			$4,099.7

Investments of Customer Trust Funds at December 31, 2016

	Amortized Cost	Gross Unrealized		Fair Value
		Gain	Loss
Money market securities, investments carried at cost and other cash equivalents	$1,941.9	$—	$—	$1,941.9
Available for sale investments:
U.S. government and agency securities	607.7	0.9	(4.7)	603.9
Canadian and provincial government securities	380.0	12.9	(0.1)	392.8
Corporate debt securities	511.7	3.1	(1.2)	513.6
Asset-backed securities	192.2	0.4	(0.3)	192.3
Mortgage-backed securities	28.7	—	(0.2)	28.5
Other securities	24.6	—	(0.3)	24.3

Total available for sale investments	1,744.9	17.3	(6.8)	1,755.4

Invested customer trust funds	3,686.8	$17.3	$(6.8)	3,697.3

Trust receivables	5.5			5.5

Total customer trust funds	$3,692.3			$3,702.8

The following represents the gross unrealized losses and the related fair value of the investments of customer trust funds available for sale, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2017.

	Less than 12 months		12 months or more		Total
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
U.S. government and agency securities	$(3.6)	$436.7	$(3.5)	$113.5	$(7.1)	$550.2
Canadian and provincial government securities	(1.5)	133.4	—	—	(1.5)	133.4
Corporate debt securities	(2.0)	264.2	(0.5)	41.4	(2.5)	305.6
Asset-backed securities	(1.7)	239.6	(0.1)	17.0	(1.8)	256.6
Mortgage-backed securities	(0.1)	4.1	(0.2)	10.4	(0.3)	14.5
Other securities	(a)	2.4	(0.1)	12.6	(0.1)	15.0

Total available for sale investments	$(8.9)	$1,080.4	$(4.4)	$194.9	$(13.3)	$1,275.3

(a)	These investments have been in an unrealized loss position; however, the amount of unrealized loss is less than $0.05.

Management does not believe that any individual unrealized loss as of December 31, 2017, represents an other-than-temporary impairment. The unrealized losses are primarily attributable to changes in interest rates and not to credit deterioration. We currently do not intend to sell or expect to be required to sell the securities before the time required to recover the amortized cost.

The amortized cost and fair value of investment securities available for sale at December 31, 2017, by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or to prepay obligations with or without call or prepayment penalties.

	December 31, 2017
	Cost	Fair Value
Due in one year or less	$2,761.6	$2,762.0
Due in one to three years	518.3	648.8
Due in three to five years	528.8	473.9
Due after five years	288.5	206.7

Invested customer trust funds	$4,097.2	$4,091.4